Offerings - Offering: 1	Mar. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares issuable upon conversion of convertible
Amount Registered | shares	6,157,019
Proposed Maximum Offering Price per Unit	1.29
Maximum Aggregate Offering Price	$ 7,942,554.51
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,096.87
Offering Note	The number of shares registered represents a good faith estimate of the maximum number of registrant's ordinary shares issuable upon conversion of $1,515,000 million in aggregate principal amount of convertible promissory notes issued pursuant to that certain Securities Purchase Agreement, dated January 16, 2026, by and among Black Titan Corporation and the selling shareholders named in this prospectus. Calculated pursuant to Rule 457(c) based on the average of the high and low prices of the registrant's ordinary shares as reported on Nasdaq within five business days prior to the filing of this registration statement on March 23, 2026. The Registrant will not receive any proceeds from the sale of its ordinary shares by the selling shareholders.